Revenue and operating segments (Details 2) - SEK (kr) kr in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Remaining performance obligations for customer contracts	kr 2,023,138	kr 2,507,032